Other Current Assets, Net	12 Months Ended
Dec. 31, 2023
Other Current Assets, Net [Abstract]
OTHER CURRENT ASSETS, NET

6. OTHER CURRENT ASSETS, NET

Other current assets, net consist of the following:

	As of December 31,
	2022	2023	2023
	HKD	HKD	US$
Deferred IPO costs	4,229,639	8,148,021	1,043,160
Prepayments	129,229	12,021,838	1,539,110
Others	21,996	55,863	7,155
Total	4,380,864	20,225,722	2,589,425